Restatement - Statement of Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (20,871)	$ 254	$ (102,357)	$ (102,103)	$ (122,974)	$ (217,778)	$ (60,278)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense			801	2,245	4,230	5,163	1,078
Loss on issuance of convertible loans			33,301	53,967	53,967	53,967	16,036
(Gain) Loss on disposal of property and equipment			0	(4)	(4)	(4)	58
Depreciation and amortization			1,025	2,155	3,263	4,411	4,077
Non-cash (gain) loss on foreign currency remeasurement			(80)	(96)	527	(1,354)	338
Loss on fair value of Advanced Subscription Agreements	(162)	3,360	1,272	4,632	4,470	4,470	1,878
(Gain) Loss in fair value of derivative liability	(3,268)	(42,033)	56,902	14,869	11,601	(12,922)	11,133
Changes in operating assets and liabilities:
Accounts receivable			52	79	(244)	(727)	(400)
Prepaid expenses and other current assets			3,154	2,795	3,662	(9,775)	(90)
Accounts payable			1,442	2,547	5,171	(1,361)	2,647
Accrued expenses and other liabilities			(4,119)	(358)	6,404	12,516	2,023
Net cash used in operating activities			(8,607)	(19,272)	(29,927)	(106,566)	(21,500)
Investing activities
Purchases of property and equipment			(126)	(251)	(482)	(562)	(55)
Development of internal software			(316)	(1,250)	(2,136)	(2,716)	(1,810)
Net cash used in investing activities			(442)	(1,501)	(2,618)	(3,278)	(1,865)
Financing activities
Proceeds from issuance of ordinary shares to PIPE investors, net of issuance costs						122,717	1,004
Proceeds from issuance of Advanced Subscription Agreements, net of issuance costs						0	348
Proceeds from issuance of convertible loans			16,115	16,222	16,222	16,222	25,222
Proceeds from other loan						0	84
Net proceeds from issuance of long-term debt				17,265	25,631	31,865	0
Repayment of other loan			(84)	(84)	(84)	(84)	0
Proceeds from issuance of related party debt			17	35			9,862
Repayment of related party debt				(10,000)	(10,143)	(10,142)	0
Payment of deferred financing costs			(100)	(400)	(3,148)
Net cash provided by financing activities			14,950	21,396	26,836	159,441	35,668
Effect of exchange rate changes on cash			145	231	(101)	3,304	823
Net increase in cash			6,046	854	(5,810)	52,901	13,126
Cash at beginning of period	15,275	20,467	14,421	14,421	14,421	14,421	1,295
Cash at end of period	8,611	15,275	20,467	15,275	8,611	67,322	14,421
Non-cash financing activities
Property and equipment purchases in accounts payable				45	40	90	0
Advanced Subscription Agreements converted into common shares					12,757
Deferred offering costs included in accounts payable and accrued expenses			2,070	5,404	5,392
Convertible note issued through settlement of accounts payable and recognition of prepaid revenue share costs						4,813	0
Supplemental cash flow information
Interest paid				863	863	863	529
Advanced Subscription
Non-cash financing activities
Advanced Subscription Agreements converted into common shares						12,757	1,449
Convertible Debt
Financing activities
Payment of issuance costs of convertible loans			(998)			(1,004)	(852)
Payment of issuance costs of convertible loans			998			1,004	852
Non-cash financing activities
Advanced Subscription Agreements converted into common shares						106,252	0
Secured Debt
Financing activities
Payment of issuance costs of convertible loans				(638)	(638)	(638)	0
Payment of issuance costs of convertible loans				638	638	638	0
Reported
Operating activities
Net loss	(25,650)	(56,825)	(79,433)	(136,258)	(161,908)		(54,875)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense			801	2,245	4,230		1,078
Loss on issuance of convertible loans			27,343	44,242	44,242		13,112
(Gain) Loss on disposal of property and equipment			0	(4)	(4)		58
Depreciation and amortization			1,025	2,155	3,263		4,077
Non-cash (gain) loss on foreign currency remeasurement			(80)	(96)	527		338
Loss on fair value of Advanced Subscription Agreements	(288)	5,717	1,048	6,765	6,477		1,808
(Gain) Loss in fair value of derivative liability	1,637	16,456	40,160	56,616	58,253		8,724
Changes in operating assets and liabilities:
Accounts receivable			52	79	(244)		(400)
Prepaid expenses and other current assets			3,154	2,795	3,662		(90)
Accounts payable			1,442	2,547	5,171		2,647
Accrued expenses and other liabilities			(4,119)	(358)	6,404		2,023
Net cash used in operating activities			(8,607)	(19,272)	(29,927)		(21,500)
Investing activities
Purchases of property and equipment			(126)	(251)	(482)		(55)
Development of internal software			(316)	(1,250)	(2,136)		(1,810)
Net cash used in investing activities			(442)	(1,501)	(2,618)		(1,865)
Financing activities
Proceeds from issuance of ordinary shares to PIPE investors, net of issuance costs							1,004
Proceeds from issuance of Advanced Subscription Agreements, net of issuance costs							348
Proceeds from issuance of convertible loans			16,115	16,222	16,222		25,222
Payment of issuance costs of convertible loans							(852)
Proceeds from other loan							84
Net proceeds from issuance of long-term debt				17,265	25,631
Payment of issuance costs of convertible loans							852
Repayment of other loan			(84)	(84)	(84)
Proceeds from issuance of related party debt			17	35			9,862
Repayment of related party debt				(10,000)	(10,143)
Payment of deferred financing costs			(100)	(400)	(3,148)
Net cash provided by financing activities			14,950	21,396	26,836		35,668
Effect of exchange rate changes on cash			145	231	(101)		823
Net increase in cash			6,046	854	(5,810)		13,126
Cash at beginning of period	15,275	20,467	14,421	14,421	14,421	14,421	1,295
Cash at end of period	8,611	15,275	20,467	15,275	8,611		14,421
Non-cash financing activities
Property and equipment purchases in accounts payable				45	40
Advanced Subscription Agreements converted into common shares					14,750
Deferred offering costs included in accounts payable and accrued expenses			2,070	5,404	5,392
Convertible note issued through settlement of accounts payable and recognition of prepaid revenue share costs				4,832	4,714
Supplemental cash flow information
Interest paid				863	863		529
Reported | Advanced Subscription
Non-cash financing activities
Advanced Subscription Agreements converted into common shares							1,396
Reported | Convertible Debt
Financing activities
Payment of issuance costs of convertible loans			(998)	(1,004)	(1,004)
Payment of issuance costs of convertible loans			998	1,004	1,004
Reported | Secured Debt
Financing activities
Payment of issuance costs of convertible loans				(638)	(638)
Payment of issuance costs of convertible loans				638	638
Adjustments
Operating activities
Net loss	4,779		(22,924)	34,155	38,934		(5,403)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense			0	0	0		0
Loss on issuance of convertible loans			5,958	9,725	9,725		2,924
(Gain) Loss on disposal of property and equipment			0	0	0		0
Depreciation and amortization			0	0	0		0
Non-cash (gain) loss on foreign currency remeasurement			0	0	0		0
Loss on fair value of Advanced Subscription Agreements	126		224	(2,133)	(2,007)		70
(Gain) Loss in fair value of derivative liability	(4,905)		16,742	(41,747)	(46,652)		2,409
Changes in operating assets and liabilities:
Accounts receivable			0	0	0		0
Prepaid expenses and other current assets			0	0	0		0
Accounts payable			0	0	0		0
Accrued expenses and other liabilities			0	0	0		0
Net cash used in operating activities			0	0	0		0
Investing activities
Purchases of property and equipment			0	0	0		0
Development of internal software			0	0	0		0
Net cash used in investing activities			0	0	0		0
Financing activities
Proceeds from issuance of ordinary shares to PIPE investors, net of issuance costs							0
Proceeds from issuance of Advanced Subscription Agreements, net of issuance costs							0
Proceeds from issuance of convertible loans							0
Payment of issuance costs of convertible loans							0
Proceeds from other loan							0
Net proceeds from issuance of long-term debt				0	0
Payment of issuance costs of convertible loans							0
Repayment of other loan			0	0	0
Proceeds from issuance of related party debt			0	0			0
Repayment of related party debt				0	0
Payment of deferred financing costs			0	0	0
Net cash provided by financing activities			0	0	0		0
Effect of exchange rate changes on cash			0	0	0		0
Net increase in cash			0	0	0		0
Cash at beginning of period	0	0	0	0	0	$ 0	1,295
Cash at end of period	$ 0	$ 0	0	0	0		0
Non-cash financing activities
Property and equipment purchases in accounts payable				0	0
Advanced Subscription Agreements converted into common shares					(1,993)
Deferred offering costs included in accounts payable and accrued expenses			$ 0	0	0
Convertible note issued through settlement of accounts payable and recognition of prepaid revenue share costs				4,832	4,714
Supplemental cash flow information
Interest paid				0	0		0
Adjustments | Advanced Subscription
Non-cash financing activities
Advanced Subscription Agreements converted into common shares							$ 53
Adjustments | Convertible Debt
Financing activities
Payment of issuance costs of convertible loans				(1,004)	(1,004)
Payment of issuance costs of convertible loans				1,004	1,004
Adjustments | Secured Debt
Financing activities
Payment of issuance costs of convertible loans				0	0
Payment of issuance costs of convertible loans				$ 0	$ 0